Events occurring after the Reporting Date	12 Months Ended
Jun. 30, 2022
Disclosure Of Events After Reporting Period Text Block Abstract
Events occurring after the Reporting Date

Note 20. Events occurring after the Reporting Date

No matter or circumstance has occurred subsequent to period end that has significantly affected, or may significantly affect, the operations of the group, the results of those operations or the state of affairs of the group or economic entity in subsequent financial years.